UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc., is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

Sit Small Cap Dividend Growth Fund (Series I)

Sit ESG Growth Fund (Series J)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Balanced Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 62.6%
Communications - 1.1%
SBA Communications Corp. *	650	93,632
Verizon Communications, Inc.	4,150	205,384

		299,016

Consumer Durables - 0.7%
Electronic Arts, Inc. *	1,450	171,187

Consumer Non-Durables - 3.9%
Estee Lauder Cos., Inc. - Class A	2,625	283,080
NIKE, Inc.	1,825	94,626
PepsiCo, Inc.	2,700	300,861
Philip Morris International, Inc.	1,450	160,964
Procter & Gamble Co.	1,800	163,764

		1,003,295

Consumer Services - 5.2%
CBS Corp.	2,125	123,250
Marriott International, Inc.	1,900	209,494
Starbucks Corp.	5,350	287,348
Visa, Inc.	5,650	594,606
Walt Disney Co.	1,400	137,998

		1,352,696

Electronic Technology - 7.5%
Apple, Inc.	4,350	670,422
Applied Materials, Inc.	8,400	437,556
Broadcom, Ltd.	1,710	414,743
Ciena Corp. *	4,000	87,880
Intel Corp.	4,450	169,456
NVIDIA Corp.	325	58,100
Skyworks Solutions, Inc.	1,025	104,448

		1,942,605

Energy Minerals - 2.4%
Chevron Corp.	650	76,375
Continental Resources, Inc. *	2,250	86,872
EOG Resources, Inc.	850	82,229
Marathon Petroleum Corp.	3,800	213,104
Occidental Petroleum Corp.	2,375	152,499

		611,079

Finance - 7.5%
Ameriprise Financial, Inc.	850	126,234
Bank of America Corp.	3,300	83,622
Chubb, Ltd.	1,250	178,188
Goldman Sachs Group, Inc.	1,175	278,698
Invesco, Ltd.	3,250	113,880
JPMorgan Chase & Co.	4,575	436,958
KeyCorp	6,700	126,094
Prudential Financial, Inc.	1,575	167,454
T Rowe Price Group, Inc.	1,050	95,182

Name of Issuer	Quantity	Fair Value ($)

US Bancorp	3,150	168,808
Wells Fargo & Co.	3,100	170,965

		1,946,083

Health Services - 2.3%
Centene Corp. *	2,000	193,540
Humana, Inc.	550	133,996
UnitedHealth Group, Inc.	1,400	274,190

		601,726

Health Technology - 5.9%
AbbVie, Inc.	2,250	199,935
Alexion Pharmaceuticals, Inc. *	550	77,160
Allergan, PLC	625	128,094
Boston Scientific Corp. *	3,300	96,261
Celgene Corp. *	1,200	174,984
Gilead Sciences, Inc.	1,000	81,020
Incyte Corp. *	1,500	175,110
Johnson & Johnson	2,100	273,021
Pfizer, Inc.	4,000	142,800
Thermo Fisher Scientific, Inc.	1,000	189,200

		1,537,585

Process Industries - 2.4%
DowDuPont, Inc.	2,500	173,075
Ecolab, Inc.	2,225	286,157
Sherwin-Williams Co.	485	173,649

		632,881

Producer Manufacturing - 5.1%
3M Co.	825	173,168
Honeywell International, Inc.	1,850	262,219
Ingersoll-Rand, PLC	1,500	133,755
Parker-Hannifin Corp.	700	122,514
Raytheon Co.	1,800	335,844
Rockwell Automation, Inc.	700	124,747
United Technologies Corp.	1,400	162,512

		1,314,759

Retail Trade - 3.1%
Amazon.com, Inc. *	225	216,304
Home Depot, Inc.	1,975	323,031
TJX Cos., Inc.	1,850	136,400
Ulta Beauty, Inc. *	555	125,463

		801,198

Technology Services - 12.5%
Accenture, PLC	1,400	189,098
Adobe Systems, Inc. *	2,100	313,278
Alphabet, Inc. - Class A *	400	389,488
Alphabet, Inc. - Class C *	255	244,573
ANSYS, Inc. *	850	104,320
Autodesk, Inc. *	600	67,356

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Balanced Fund (Continued)

Name of Issuer	Quantity /Principal Amount ($)	Fair Value ($)

Cognizant Technology Solutions Corp.	2,725	197,672
Facebook, Inc. *	2,875	491,251
Microsoft Corp.	7,575	564,262
Oracle Corp.	3,725	180,104
PayPal Holdings, Inc. *	2,750	176,082
priceline.com, Inc. *	145	265,469
salesforce.com, Inc. *	800	74,736

		3,257,689

Transportation - 2.5%
Delta Air Lines, Inc.	4,075	196,496
FedEx Corp.	925	208,662
Union Pacific Corp.	1,450	168,156
United Parcel Service, Inc.	550	66,050

		639,364

Utilities - 0.5%
NextEra Energy, Inc.	975	142,886

Total Common Stocks (cost: $10,571,995)		16,254,049

Bonds - 31.6%
Asset-Backed Securities - 1.6%
Bayview Opportunity Master Fund, 2017-SPL1 A, 4.00%, 10/28/641, [4]	90,389	94,204
Citifinancial Mortgage Securities, Inc., 2004-1 AF3, 4.27%, 4/25/34[14]	468	467
Credit Suisse First Boston Mortgage Corp., 2005-AGE1 M3, 1 Mo. Libor + 0.65, 1.89%, 2/25/32[1]	74,989	74,295
Element Rail Leasing II, LLC, 2016-1A B1, 5.93%, 3/19/46[4]	75,000	79,718
Hertz Vehicle Financing, LLC, 2016-3A, 2.27%, 7/25/20[4]	25,000	24,883
Irwin Home Equity Corp., 2005-1 M1, 5.92%, 6/25/35[14]	5,284	5,333
New Century Home Equity Loan Trust, 2005-A A4W, 4.49%, 8/25/35[14]	15,100	15,693
OSCAR US Funding Trust VII, LLC, 2017-2A A4, 2.76%, 12/10/24[4]	100,000	99,583
Park Place Securities, Inc., 2005-WHQ3 M2, 1 Mo. Libor + 0.68, 1.91%, 6/25/35[1]	17,876	17,889
Residential Funding Mortgage Securities II, Inc., 2003-HI2 A6, 5.26%, 7/25/28[14]	2,935	2,938

		415,003

Collateralized Mortgage Obligations - 5.1%
Fannie Mae:
2004-T1 1A1, 6.00%, 1/25/44	40,738	46,057
1999-17 C, 6.35%, 4/25/29	22,718	24,910
2001-82 ZA, 6.50%, 1/25/32	31,062	34,672

Name of Issuer	Principal Amount ($)	Fair Value ($)

2009-30 AG, 6.50%, 5/25/39	81,749	90,302
2013-28 WD, 6.50%, 5/25/42	9,112	10,284
2004-W9 2A1, 6.50%, 2/25/44	26,560	30,502
2015-88 CJ, 6.50%, 7/25/44	65,177	73,868
2010-108 AP, 7.00%, 9/25/40	3,797	4,312
2004-T3, 1A3, 7.00%, 2/25/44	11,179	13,062
Freddie Mac:
K014 1A, 2.79%, 10/25/20	33,982	34,357
4293 BA, 5.29%, 10/15/47 [1]	28,571	30,308
2102 Z, 6.00%, 12/15/28	33,286	36,962
2122 ZE, 6.00%, 2/15/29	35,784	40,313
2480 Z, 6.00%, 8/15/32	58,065	66,391
2980 QA, 6.00%, 5/15/35	39,119	44,334
2283 K, 6.50%, 12/15/23	16,735	18,096
2357 ZJ, 6.50%, 9/15/31	32,637	36,402
T-59 1A1, 6.50%, 10/25/43	30,905	36,353
4520 HM, 6.50%, 8/15/45	62,213	74,226
1142 IA, 7.00%, 10/15/21	78,628	83,892
3946 KW, 7.00%, 11/15/29	6,763	7,139
3704 CT, 7.00%, 12/15/36	31,054	36,125
2238 PZ, 7.50%, 6/15/30	25,872	30,284
Government National Mortgage Association:
2015-80 BA, 6.98%, 6/20/45 [1]	51,581	59,518
2014-69 W, 7.26%, 11/20/34 [1]	51,318	59,297
2013-133 KQ, 7.30%, 8/20/38 [1]	45,798	53,691
2005-74 HA, 7.50%, 9/16/35	27,999	30,945
New Residential Mortgage Loan Trust,	47,479
2016-2A B3, 5.69%, 11/26/35 1, [4]		51,182
Sequoia Mortgage Trust:
2013-3 A2, 2.50%, 3/25/43 [1]	27,575	26,753
2012-4 A2, 3.00%, 9/25/42 [1]	13,029	12,976
2012-1 B1, 4.24%, 1/25/42 [1]	75,870	78,019
Vendee Mortgage Trust:
2008-1 B, 7.08%, 3/15/25 [1]	23,098	26,742
1994-2 2, 8.63%, 5/15/24 [1]	19,074	20,388

		1,322,662

Corporate Bonds - 16.4%
Adobe Systems, Inc., 3.25%, 2/1/25	75,000	77,080
Affiliated Managers Group, Inc.:
3.50%, 8/1/25	50,000	50,417
4.25%, 2/15/24	25,000	26,386
Alphabet, Inc.:
3.38%, 2/25/24	50,000	52,403
3.63%, 5/19/21	50,000	52,889
Amazon.com, Inc., 3.15%, 8/22/27[4]	25,000	25,179
American Express Credit, 3.30%, 5/3/27	100,000	100,981
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	100,000	112,957
Apollo Mgmt. Hldgs. LP, 4.40%, 5/27/26[4]	25,000	25,911
Apple, Inc., 2.90%, 9/12/27	100,000	99,260
Arrow Electronics, Inc., 3.88%, 1/12/28	50,000	49,893
Aspen Insurance Hldgs., 4.65%, 11/15/23	25,000	26,755

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bank of New York Mellon Corp. (Subordinated), 3.30%, 8/23/29	100,000	99,176
Bank One Corp. (Subordinated), 7.63%, 10/15/26	50,000	64,392
Bank One Michigan (Subordinated), 8.25%, 11/1/24	50,000	64,711
Berkshire Hathaway Energy, 3.50%, 2/1/25	25,000	25,865
Berkshire Hathaway, Inc., 3.13%, 3/15/26	50,000	50,567
BlackRock, Inc., 3.20%, 3/15/27	50,000	50,799
Burlington Northern Santa Fe, LLC, 7.00%, 12/15/25	50,000	63,658
Charles Schwab Corp., 3.20%, 3/2/27	25,000	25,150
Chubb INA Holdings, Inc., 8.88%, 8/15/29	50,000	73,217
Citigroup, Inc. (Subordinated), 5.30%, 5/6/44	100,000	116,966
Comcast Corp., 3.38%, 8/15/25	100,000	103,182
ConocoPhillips Co., 4.95%, 3/15/26	50,000	56,361
Cox Enterprises, Inc., 7.38%, 7/15/27[4]	25,000	30,809
Doric Nimrod Air Alpha 2012-1 Class A
Trust, 5.13%, 11/30/22[4]	50,765	52,743
Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23[4]	64,448	67,912
Duke Energy Progress, LLC, 3.60%, 9/15/47	100,000	97,684
Exxon Mobil Corp., 4.11%, 3/1/46	25,000	27,013
GE Capital Intl. Funding, 4.42%, 11/15/35	50,000	54,370
Georgia-Pacific, LLC, 7.25%, 6/1/28	85,000	111,621
Gilead Sciences, Inc.:
2.50%, 9/1/23	25,000	24,748
3.50%, 2/1/25	100,000	104,141
Hawaiian Airlines 2013-1, 3.90%, 1/15/26	80,383	83,397
Home Depot, Inc., 5.95%, 4/1/41	75,000	98,829
Horace Mann Educators Corp., 4.50%, 12/1/25	25,000	25,941
IBM Corp., 3.63%, 2/12/24	100,000	104,930
Ingersoll-Rand Co., 7.20%, 6/1/25	47,000	53,114
Intel Corp., 3.70%, 7/29/25	100,000	105,751
ITT, LLC, 7.40%, 11/15/25	25,000	33,045
JPMorgan Chase & Co., 2.95%, 10/1/26	50,000	48,935
Kimberly-Clark Corp., 2.65%, 3/1/25	25,000	24,573
Louisville Gas & Electric, 3.30%, 10/1/25	50,000	51,005
Manufacturers & Traders Trust Co. (Subordinated), 3 Mo. Libor + 0.64, 1.96%, 12/1/21[1]	75,000	74,227
MetLife, Inc., 3.60%, 4/10/24	50,000	52,271
MidAmerican Energy Co., 3.95%, 8/1/47	25,000	25,994

Name of Issuer	Principal Amount ($)	Fair Value ($)

Monsanto Co., 2.20%, 7/15/22	50,000	48,928
MUFG Americas Holdings Corp.:
3.00%, 2/10/25	50,000	49,283
3.50%, 6/18/22	50,000	51,670
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	100,000	146,875
NIKE, Inc., 2.38%, 11/1/26	50,000	47,437
Nordstrom, Inc., 4.00%, 3/15/27	25,000	24,769
Pfizer, Inc., 2.75%, 6/3/26	100,000	98,997
Polar Tankers, Inc., 5.95%, 5/10/37[4]	25,000	28,734
Ross Stores, Inc., 3.38%, 9/15/24	75,000	76,173
Sammons Financial, 4.45%, 5/12/27[4]	50,000	51,410
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33[4]	150,000	180,052
Spirit Airlines 2015-1A Trust, 4.10%, 4/1/28	60,435	63,456
Spirit Airlines 2015-1B Trust, 4.45%, 4/1/24	41,320	42,870
TD Ameritrade Holding, 3.30%, 4/1/27	25,000	25,157
TJX Cos, Inc., 2.25%, 9/15/26	75,000	69,795
US Bancorp, 3.15%, 4/27/27	100,000	100,584
USF&G Capital (Subordinated), 8.31%, 7/1/46[4]	60,000	88,988
Verizon Communications, 5.90%, 2/15/54	2,000	54,380
Walt Disney Co., 4.13%, 6/1/44	50,000	52,420
Westar Energy, Inc., 3.25%, 12/1/25	75,000	75,288
Wyeth, LLC, 5.95%, 4/1/37	25,000	32,721

		4,257,195

Federal Home Loan Mortgage Corporation - 1.0%
5.00%,10/1/43	134,759	149,763
6.50%,2/1/22	45,242	47,924
7.50%,7/1/29	33,962	39,459
8.00%,2/1/34	21,720	25,720
8.38%,5/17/20	1,835	1,869

		264,735

Federal National Mortgage Association - 2.5%
5.00%,2/1/33	32,008	33,007
5.50%,10/1/33	111,471	124,442
6.00%,2/1/38	77,616	89,958
6.11%,11/1/43	45,618	51,435
6.50%,9/1/27	53,644	59,578
7.00%,1/1/32	12,071	12,812
7.00%,3/1/33	42,804	49,176
7.00%,12/1/38	84,879	96,833
8.00%,6/1/24	23,573	25,820
8.00%,1/1/31	34,114	36,365
8.00%,2/1/31	27,186	33,403
8.47%,7/15/26	5,231	5,792
8.50%,10/1/30	34,811	40,655

		659,276

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Government National Mortgage Association - 1.9%
5.75%, 12/15/22	64,710	69,748
6.00%, 4/15/29	59,925	68,201
6.00%, 7/15/38	84,377	95,106
6.50%, 11/20/38	42,218	48,936
7.00%, 12/15/24	15,384	16,553
7.00%, 11/20/27	20,706	24,043
7.00%, 9/20/29	52,745	61,141
7.00%, 9/20/38	18,022	20,942
7.50%, 4/20/32	47,486	54,600
8.00%, 7/15/24	18,613	20,101

		479,371

Taxable Municipal Securities - 3.0%
Alaska Muni Bond Bank, 5.99%, 9/1/25	50,000	53,289
Hawaii Airports Sys. Rev., 3.89%, 7/1/37	75,000	76,577
Kentucky Housing Corp., 3.50%, 1/1/40	40,000	40,625
Louisiana Housing Corp., 3.05%, 12/1/38	34,581	34,365
Massachusetts Edu. Auth., 4.00%, 1/1/32	30,000	30,871
Multistate Liquidating Trust No. 1, 3.11%, 12/15/28[4] ,[17]	54,000	51,611
Oklahoma Dev. Fin. Auth., 4.10%, 6/1/37	100,000	101,707
San Jose Intl. Airport, 6.60%, 3/1/41	110,000	123,969
So. Dakota Hsg. Dev. Auth., 3.89%, 5/1/32	50,000	51,128
Soledad Red Agency, 6.13%, 12/1/32	50,000	50,408
Tennessee Valley Auth., 3.67%, 1/15/30[6]	150,000	101,425
Texas St. Pub. Fin. Auth. Charter Sch. Fin., 8.75%, 8/15/27	60,000	63,742

		779,717

U.S. Treasury / Federal Agency Securities - 0.1%
U.S. Treasury Strip, 3.15%, 11/15/45 [6]	50,000	21,935

Total Bonds (cost: $8,155,423)		8,199,894

Investment Companies - 2.2%
BlackRock Enhanced Government Fund	9,613	131,025
BlackRock Income Trust	27,500	172,700
Duff & Phelps Utility and Corp. Bond Trust	8,700	80,388
MFS Intermediate Income Trust	39,300	168,204
Nuveen Multi-Market Income Fund, Inc.	2,153	16,341

Total Investment Companies (cost: $594,973)		568,658

Name of Issuer	Quantity /Principal Amount ($)	Fair Value ($)

Short-Term Securities - 3.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.91%	872,613	872,613

(cost: $872,613)

Total Investments in Securities - 99.7% (cost: $20,195,004)		25,895,214
Other Assets and Liabilities, net - 0.3%		83,157

Total Net Assets - 100.0%		$25,978,371

*	Non-income producing security.

[1]

Variable rate security. Rate disclosed is as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2017 was $603,349 and represented 2.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]

Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2017.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

LLC — Limited Liability Company

PLC — Public Limited Company

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	16,254,049	—	—	16,254,049
Asset-Backed Securities	—	415,003	—	415,003
Collateralized Mortgage Obligations	—	1,322,662	—	1,322,662
Corporate Bonds	—	4,257,195	—	4,257,195
Federal Home Loan Mortgage Corporation	—	264,735	—	264,735
Federal National Mortgage Association	—	659,276	—	659,276
Government National Mortgage Association	—	479,371	—	479,371
Taxable Municipal Securities	—	779,717	—	779,717
U.S. Treasury / Federal Agency Securities	—	21,935	—	21,935
Investment Companies	568,658	—	—	568,658
Short-Term Securities	872,613	—	—	872,613

Total:	17,695,320	8,199,894	—	25,895,214

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.8%
Communications - 4.4%
BT Group, PLC, ADR	398,025	7,658,001
CenturyLink, Inc.	351,600	6,645,240
Verizon Communications, Inc.	612,025	30,289,117

		44,592,358

Consumer Durables - 1.8%
Genuine Parts Co.	68,775	6,578,329
Stanley Black & Decker, Inc.	74,600	11,262,362

		17,840,691

Consumer Non-Durables - 5.8%
Dr Pepper Snapple Group, Inc.	125,000	11,058,750
Kraft Heinz Co.	160,400	12,439,020
PepsiCo, Inc.	174,925	19,491,893
Philip Morris International, Inc.	138,925	15,422,064

		58,411,727

Consumer Services - 4.4%
CBS Corp.	160,500	9,309,000
Comcast Corp.	263,525	10,140,442
Starbucks Corp.	130,475	7,007,812
Visa, Inc.	115,275	12,131,541
Walt Disney Co.	61,525	6,064,519

		44,653,314

Electronic Technology - 9.5%
Apple, Inc.	158,850	24,481,962
Applied Materials, Inc.	265,800	13,845,522
Broadcom, Ltd.	84,725	20,549,202
Intel Corp.	409,100	15,578,528
Skyworks Solutions, Inc.	113,025	11,517,248
TE Connectivity, Ltd.	50,400	4,186,224
Xilinx, Inc.	78,475	5,558,384

		95,717,070

Energy Minerals - 3.9%
Marathon Petroleum Corp.	136,675	7,664,734
Occidental Petroleum Corp.	247,875	15,916,054
Suncor Energy, Inc.	463,100	16,222,393

		39,803,181

Finance - 16.3%
Allstate Corp.	99,375	9,133,556
Bank of America Corp.	226,800	5,747,112
CME Group, Inc.	39,725	5,389,888
CubeSmart	157,350	4,084,806
East West Bancorp, Inc.	187,800	11,226,684
Huntington Bancshares, Inc.	733,000	10,232,680
JPMorgan Chase & Co.	288,975	27,600,002
KeyCorp	664,900	12,513,418
Legg Mason, Inc.	320,125	12,584,114

Name of Issuer	Quantity	Fair Value ($)

Lincoln National Corp.	154,700	11,367,356
Macquarie Infrastructure Corp.	123,425	8,908,816
Marsh & McLennan Cos., Inc.	57,500	4,819,075
MetLife, Inc.	158,800	8,249,660
Physicians Realty Trust	663,625	11,766,071
Reinsurance Group of America, Inc.	15,700	2,190,621
T Rowe Price Group, Inc.	67,750	6,141,538
US Bancorp	157,975	8,465,880
Validus Holdings, Ltd.	82,800	4,074,588

		164,495,865

Health Services - 3.5%
Aetna, Inc.	71,025	11,293,685
Cardinal Health, Inc.	114,025	7,630,553
UnitedHealth Group, Inc.	85,500	16,745,175

		35,669,413

Health Technology - 14.0%
Abbott Laboratories	397,075	21,187,922
AbbVie, Inc.	201,675	17,920,841
Allergan, PLC	56,125	11,502,819
Becton Dickinson and Co.	106,725	20,912,764
Johnson & Johnson	231,900	30,149,319
Medtronic, PLC	152,000	11,821,040
Merck & Co., Inc.	221,327	14,171,568
Pfizer, Inc.	392,125	13,998,862

		141,665,135

Industrial Services - 1.0%
TransCanada Corp.	201,100	9,940,373

Process Industries - 5.9%
DowDuPont, Inc.	389,675	26,977,200
International Paper Co.	142,500	8,096,850
LyondellBasell Industries NV	79,200	7,844,760
Scotts Miracle-Gro Co.	89,700	8,731,398
Sherwin-Williams Co.	23,100	8,270,724

		59,920,932

Producer Manufacturing - 9.6%
3M Co.	50,925	10,689,158
Honeywell International, Inc.	115,675	16,395,775
Hubbell, Inc.	17,825	2,068,056
Ingersoll-Rand, PLC	79,800	7,115,766
Lockheed Martin Corp.	32,505	10,085,976
Parker-Hannifin Corp.	74,850	13,100,247
Raytheon Co.	94,600	17,650,468
Rockwell Automation, Inc.	70,800	12,617,268
United Technologies Corp.	65,050	7,551,004

		97,273,718

Retail Trade - 4.8%
Costco Wholesale Corp.	50,300	8,263,787

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Home Depot, Inc.	144,350	23,609,886
TJX Cos., Inc.	233,025	17,180,933

		49,054,606

Technology Services - 6.5%
Accenture, PLC	66,175	8,938,257
Alphabet, Inc. - Class A *	7,440	7,244,477
Intuit, Inc.	49,425	7,025,270
Microsoft Corp.	409,000	30,466,410
Oracle Corp.	248,825	12,030,689

		65,705,103

Transportation - 3.6%
Alaska Air Group, Inc.	94,200	7,184,634
Delta Air Lines, Inc.	166,650	8,035,863
FedEx Corp.	50,300	11,346,674
Union Pacific Corp.	87,000	10,089,390

		36,656,561

Name of Issuer	Quantity	Fair Value ($)

Utilities - 3.8%
DTE Energy Co.	134,350	14,423,816
NextEra Energy, Inc.	107,750	15,790,762
Southern Co.	163,800	8,049,132

		38,263,710

Total Common Stocks (cost: $837,732,731)		999,663,757

Short-Term Securities - 0.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.91%	9,081,906	9,081,906

(cost: $9,081,906)
Total Investments in Securities - 99.7% (cost: $846,814,637)		1,008,745,663
Other Assets and Liabilities, net - 0.3%		3,270,884

Total Net Assets - 100.0%		$1,012,016,547

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	999,663,757	—	—	999,663,757
Short-Term Securities	9,081,906	—	—	9,081,906
Total:	1,008,745,663	—	—	1,008,745,663

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Global Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.9%
Asia - 4.8%
Australia - 1.0%
Amcor, Ltd.	24,700	295,421

China/Hong Kong - 1.0%
HSBC Holdings, PLC, ADR	6,475	319,930

Japan - 1.3%
Mitsubishi UFJ Financial Group, Inc., ADR	61,900	398,636

Singapore - 1.5%
Broadcom, Ltd.	1,915	464,464

Europe - 27.3%
Belgium - 1.4%
Anheuser-Busch InBev NV, ADR	3,725	444,393

France-1.4%
Unibail-Rodamco SE	1,725	419,764

Germany - 4.0%
Allianz SE, ADR	16,400	367,196
Aurelius SE & Co.	5,500	361,683
Siemens AG	3,675	518,574

		1,247,453

Ireland - 1.9%
Accenture, PLC	2,750	371,442
Ingersoll-Rand, PLC	2,600	231,842

		603,284

Netherlands - 4.9%
ING Groep NV, ADR	34,900	642,858
LyondellBasell Industries NV	3,225	319,436
RELX NV	25,400	540,344

		1,502,638

Spain - 3.0%
Iberdrola SA	83,100	646,151
Industria de Diseno Textil SA	7,525	283,693

		929,844

Switzerland - 5.4%
Chubb, Ltd.	1,950	277,972
Nestle SA	7,000	587,589
Roche Holding AG	1,750	447,335
Zurich Insurance Group AG	1,140	348,361

		1,661,257

United Kingdom - 5.3%
British American Tobacco, PLC, ADR	2,300	143,635
Diageo, PLC, ADR	4,625	611,101
DS Smith, PLC	79,025	522,425
WPP, PLC	20,000	371,121

		1,648,282

Name of Issuer	Quantity	Fair Value ($)

North America - 63.8%
Bermuda - 0.6%
XL Group, Ltd.	4,700	185,415

Canada - 3.4%
BCE, Inc.	10,925	511,618
Suncor Energy, Inc.	10,275	359,933
Vermilion Energy, Inc.	5,400	192,132

		1,063,683

United States - 59.8%
3M Co.	2,225	467,028
Abbott Laboratories	8,100	432,216
AbbVie, Inc.	7,800	693,108
Alphabet, Inc. - Class A *	450	438,174
Apple, Inc.	4,000	616,480
Applied Materials, Inc.	8,175	425,836
Arthur J Gallagher & Co.	4,875	300,056
CenterPoint Energy, Inc.	7,400	216,154
CenturyLink, Inc.	11,625	219,712
CubeSmart	8,900	231,044
Delta Air Lines, Inc.	9,450	455,679
Domtar Corp.	5,400	234,306
DowDuPont, Inc.	6,525	451,726
Home Depot, Inc.	3,600	588,816
Honeywell International, Inc.	3,875	549,242
Intel Corp.	8,625	328,440
International Paper Co.	5,050	286,941
Johnson & Johnson	4,575	594,796
JPMorgan Chase & Co.	9,050	864,366
KeyCorp	24,100	453,562
Kraft Heinz Co.	3,300	255,915
Lockheed Martin Corp.	1,365	423,546
Macquarie Infrastructure Corp.	5,275	380,750
Marathon Petroleum Corp.	6,650	372,932
Microsoft Corp.	14,400	1,072,656
Occidental Petroleum Corp.	5,975	383,655
Parker-Hannifin Corp.	1,875	328,162
PepsiCo, Inc.	4,450	495,864
Pfizer, Inc.	18,400	656,880
Physicians Realty Trust	23,600	418,428
Prudential Financial, Inc.	3,025	321,618
Rockwell Automation, Inc.	1,825	325,233
Scotts Miracle-Gro Co.	3,225	313,922
Starbucks Corp.	9,800	526,358
T Rowe Price Group, Inc.	4,800	435,120
Union Pacific Corp.	5,125	594,346
United Parcel Service, Inc.	2,700	324,243
United Technologies Corp.	3,000	348,240
US Bancorp	8,475	454,175

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Global Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Verizon Communications, Inc.	15,500	767,095
WEC Energy Group, Inc.	6,775	425,334

		18,472,154

Total Common Stocks (cost: $24,367,715)		29,656,618

Short-Term Securities - 3.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.91%	1,194,024	1,194,024

(cost: $1,194,024)

Total Investments in Securities - 99.8% (cost: $25,561,739)		30,850,642
Other Assets and Liabilities, net - 0.2%		59,883

Total Net Assets - 100.0%		$30,910,525

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	23.2%
Producer Manufacturing	10.3
Health Technology	9.1
Consumer Non-Durables	8.2
Process Industries	7.8
Technology Services	6.1
Electronic Technology	5.9
Communications	4.9
Consumer Services	4.7
Transportation	4.5
Energy Minerals	4.2
Utilities	4.2
Retail Trade	1.9
Consumer Durables	0.9
Short-Term Securities	3.9

99.8
Other Assets and Liabilities, net	0.2

100.0%

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	—	295,421	—	295,421
Belgium	444,393	—	—	444,393
Bermuda	185,415	—	—	185,415
Canada	1,063,683	—	—	1,063,683
China/Hong Kong	319,930	—	—	319,930
France	—	419,764	—	419,764
Germany	728,879	518,574	—	1,247,453
Ireland	603,284	—	—	603,284
Japan	398,636	—	—	398,636
Netherlands	962,294	540,344	—	1,502,638
Singapore	464,464	—	—	464,464
Spain	—	929,844	—	929,844
Switzerland	277,972	1,383,285	—	1,661,257
United Kingdom	754,736	893,546	—	1,648,282
United States	18,472,154	—	—	18,472,154
Short-Term Securities	1,194,024	—	—	1,194,024

Total:	25,869,864	4,980,778	—	30,850,642

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit ESG Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.8%
Asia - 3.0%
China/Hong Kong - 1.3%
HSBC Holdings, PLC, ADR	1,300	64,233

Japan - 1.7%
Asics Corp.	2,400	35,795
Mitsubishi UFJ Financial Group, Inc., ADR	8,325	53,613

		89,408

Europe - 30.1%
Belgium - 1.6%
Anheuser-Busch InBev NV, ADR	700	83,510

France-3.1%
Ingenico Group SA	685	64,940
Unibail-Rodamco SE, ADR	3,975	96,791

		161,731

Germany - 4.0%
Allianz SE, ADR	5,100	114,189
Siemens AG, ADR	1,300	91,975

		206,164

Ireland - 3.5%
Accenture, PLC	510	68,886
Ingersoll-Rand, PLC	1,250	111,462

		180,348

Netherlands - 4.3%
ING Groep NV, ADR	6,575	121,112
RELX NV, ADR	4,700	100,251

		221,363

Spain - 4.5%
Iberdrola SA, ADR	3,850	119,388
Industria de Diseno Textil SA	3,075	115,928

		235,316

Switzerland - 4.8%
Nestle SA, ADR	900	75,609
Roche Holding AG, ADR	2,100	67,200
Zurich Insurance Group AG, ADR	3,500	107,109

		249,918

United Kingdom - 4.3%
Coca-Cola European Partners, PLC	2,100	87,402
Diageo, PLC, ADR	600	79,278
Royal Dutch Shell, PLC, ADR - Class B	875	54,722

		221,402

North America - 62.7%
Canada - 3.2%
BCE, Inc.	950	44,488
Suncor Energy, Inc.	3,500	122,605

		167,093

Name of Issuer	Quantity	Fair Value ($)

United States - 59.5%
3M Co.	600	125,940
AbbVie, Inc.	1,225	108,854
Adobe Systems, Inc. *	500	74,590
Allstate Corp.	525	48,253
Alphabet, Inc. - Class A *	100	97,372
Apple, Inc.	485	74,748
Baxter International, Inc.	850	53,338
Boston Scientific Corp. *	2,825	82,405
Cognizant Technology Solutions Corp.	750	54,405
Delta Air Lines, Inc.	1,500	72,330
DowDuPont, Inc.	1,300	89,999
Ecolab, Inc.	425	54,659
Facebook, Inc. *	320	54,678
FedEx Corp.	535	120,685
Goldman Sachs Group, Inc.	375	88,946
Home Depot, Inc.	745	121,852
Humana, Inc.	250	60,908
Intel Corp.	3,050	116,144
Johnson & Johnson	975	126,760
JPMorgan Chase & Co.	1,200	114,612
KeyCorp	2,500	47,050
Legg Mason, Inc.	1,600	62,896
Marriott International, Inc.	1,100	121,286
Microsoft Corp.	1,650	122,908
NIKE, Inc.	1,100	57,035
Occidental Petroleum Corp.	1,200	77,052
PepsiCo, Inc.	800	89,144
Pfizer, Inc.	3,375	120,488
Prudential Financial, Inc.	560	59,539
Rockwell Automation, Inc.	350	62,374
Starbucks Corp.	2,300	123,533
T Rowe Price Group, Inc.	925	83,851
TJX Cos., Inc.	690	50,874
UnitedHealth Group, Inc.	375	73,444
Verizon Communications, Inc.	2,025	100,217
Visa, Inc.	875	92,085

		3,085,254

Total Common Stocks (cost: $4,200,932)		4,965,740

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit ESG Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 4.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.91%	215,938	215,938

(cost: $215,938)

Total Investments in Securities - 100.0% (cost: $4,416,870)		5,181,678
Other Assets and Liabilities, net - 0.0%		1,040

Total Net Assets - 100.0%		$5,182,718

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	20.5%
Health Technology	10.8
Consumer Non-Durables	9.8
Technology Services	9.1
Consumer Services	8.5
Producer Manufacturing	7.6
Electronic Technology	4.9
Energy Minerals	4.9
Short-Term Securities	4.2
Transportation	3.7
Retail Trade	3.3
Communications	2.8
Process Industries	2.8
Health Services	2.6
Utilities	2.3
Consumer Durables	2.2

100.0
Other Assets and Liabilities, net	0.0

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Belgium	83,510	—	—	83,510
Canada	167,093	—	—	167,093
China/Hong Kong	64,233	—	—	64,233
France	96,791	64,940	—	161,731
Germany	206,164	—	—	206,164
Ireland	180,348	—	—	180,348
Japan	53,613	35,795	—	89,408
Netherlands	221,363	—	—	221,363
Spain	119,388	115,928	—	235,316
Switzerland	249,918	—	—	249,918
United Kingdom	221,402	—	—	221,402
United States	3,085,254	—	—	3,085,254
Short-Term Securities	215,938	—	—	215,938

Total:	4,965,015	216,663	—	5,181,678

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Small Cap Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.1%
Commercial Services - 4.1%
Booz Allen Hamilton Holding Corp.	6,575	245,839
Brink’s Co.	525	44,231
Deluxe Corp.	3,350	244,416
Herman Miller, Inc.	4,725	169,628

		704,114

Communications - 1.6%
Shenandoah Telecommunications Co.	7,200	267,840

Consumer Durables - 5.8%
Ethan Allen Interiors, Inc.	5,600	181,440
National Presto Industries, Inc.	1,275	135,724
Snap-On, Inc.	800	119,208
Thor Industries, Inc.	2,300	289,593
Toro Co.	1,925	119,466
Tupperware Brands Corp.	2,350	145,277

		990,708

Consumer Non-Durables - 3.3%
Carter’s, Inc.	900	88,875
Fresh Del Monte Produce, Inc.	2,800	127,288
Pinnacle Foods, Inc.	2,900	165,793
Sensient Technologies Corp.	2,300	176,916

		558,872

Consumer Services - 6.6%
Capella Education Co.	1,600	112,240
Cinemark Holdings, Inc.	4,925	178,334
Dunkin’ Brands Group, Inc.	4,825	256,111
Service Corp. International	6,250	215,625
Time, Inc.	9,900	133,650
Vail Resorts, Inc.	1,025	233,823

		1,129,783

Electronic Technology - 5.4%
MKS Instruments, Inc.	4,600	434,470
Monolithic Power Systems, Inc.	2,425	258,384
Power Integrations, Inc.	3,150	230,580

		923,434

Energy Minerals - 1.2%
Andeavor	663	68,388
Vermilion Energy, Inc.	3,650	129,867

		198,255

Finance - 23.8%
BankUnited, Inc.	3,575	127,163
CoBiz Financial, Inc.	5,775	113,421
Columbia Banking System, Inc.	3,850	162,124
CubeSmart	3,325	86,317
Donegal Group, Inc.	6,200	100,006
East West Bancorp, Inc.	6,900	412,482
Equity LifeStyle Properties, Inc.	1,300	110,604

Name of Issuer	Quantity	Fair Value ($)

Evercore Partners, Inc.	1,900	152,475
Farmland Partners, Inc.	7,275	65,766
Great Western Bancorp, Inc.	5,625	232,200
Hanover Insurance Group, Inc.	825	79,967
Janus Henderson Group, PLC	4,778	166,465
Kingstone Cos, Inc.	9,800	159,740
Legg Mason, Inc.	7,600	298,756
Macquarie Infrastructure Corp.	2,050	147,969
Mercury General Corp.	1,400	79,366
Old National Bancorp	4,750	86,925
PacWest Bancorp	4,325	218,456
Physicians Realty Trust	12,600	223,398
Piper Jaffray Cos	2,875	170,631
Provident Financial Services, Inc.	11,200	298,704
QTS Realty Trust, Inc.	1,600	83,776
STORE Capital Corp.	3,800	94,506
Validus Holdings, Ltd.	2,800	137,788
Wintrust Financial Corp.	3,500	274,085

		4,083,090

Health Services - 3.7%
Healthcare Services Group, Inc.	3,625	195,641
HealthSouth Corp.	5,550	257,242
Patterson Cos, Inc.	4,700	181,655

		634,538

Health Technology - 5.4%
Mesa Laboratories, Inc.	600	89,592
PerkinElmer, Inc.	1,675	115,525
Phibro Animal Health Corp.	7,400	274,170
STERIS, PLC	2,500	221,000
Teleflex, Inc.	725	175,428
West Pharmaceutical Services, Inc.	450	43,317

		919,032

Industrial Services - 1.8%
EMCOR Group, Inc.	1,900	131,822
Waste Connections, Inc.	2,587	180,987

		312,809

Non-Energy Minerals - 1.0%
Commercial Metals Co.	3,950	75,169
Potlatch Corp.	2,000	102,000

		177,169

Process Industries - 8.7%
Apogee Enterprises, Inc.	3,325	160,465
Avery Dennison Corp.	1,900	186,846
Domtar Corp.	3,575	155,119
Green Plains, Inc.	3,100	62,465
Huntsman Corp.	4,650	127,503
Ingredion, Inc.	1,375	165,880
Neenah Paper, Inc.	1,550	132,602

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Orion Engineered Carbons SA	9,475	212,714
Scotts Miracle-Gro Co.	3,025	294,454

		1,498,048

Producer Manufacturing - 9.8%
Anixter International, Inc. *	1,050	89,250
Applied Industrial Technologies, Inc.	1,300	85,540
Carlisle Cos, Inc.	1,700	170,493
Crane Co.	2,100	167,979
Hubbell, Inc.	1,500	174,030
Lincoln Electric Holdings, Inc.	1,250	114,600
MSA Safety, Inc.	1,950	155,044
Orbital ATK, Inc.	2,250	299,610
Oshkosh Corp.	3,100	255,874
Watsco, Inc.	1,075	173,150

		1,685,570

Retail Trade - 3.3%
Big Lots, Inc.	2,825	151,335
Camping World Holdings, Inc.	6,400	260,736
Casey’s General Stores, Inc.	1,350	147,758

		559,829

Technology Services - 4.4%
Blackbaud, Inc.	2,150	188,770
Broadridge Financial Solutions, Inc.	950	76,779
DST Systems, Inc.	3,900	214,032
LogMeIn, Inc.	1,200	132,060
ManTech International Corp.	3,150	139,072

		750,713

Name of Issuer	Quantity	Fair Value ($)

Transportation - 2.6%
Alaska Air Group, Inc.	2,650	202,116
Golar LNG, Ltd.	4,725	106,832
Ryder System, Inc.	1,700	143,735

		452,683

Utilities - 3.6%
Black Hills Corp.	2,000	137,740
Connecticut Water Service, Inc.	1,550	91,915
Covanta Holding Corp.	6,300	93,555
New Jersey Resources Corp.	3,775	159,116
Spire, Inc.	1,825	136,236

		618,562

Total Common Stocks (cost: $13,650,681)		16,465,049

Investment Companies - 0.5%
Tortoise Energy Infrastructure Corp.	2,900	83,984

(cost: $107,796)
Short-Term Securities - 3.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.91%	550,717	550,717

(cost: $550,717)
Total Investments in Securities - 99.8% (cost: $14,309,194)		17,099,750
Other Assets and Liabilities, net - 0.2%		37,919

Total Net Assets - 100.0%		$17,137,669

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	16,465,049	—	—	16,465,049
Investment Companies	83,984	—	—	83,984
Short-Term Securities	550,717	—	—	550,717

Total:	17,099,750	—	—	17,099,750

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Small Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.2%
Commercial Services - 4.7%
Booz Allen Hamilton Holding Corp.	40,100	1,499,339
Brink’s Co.	2,900	244,325
Deluxe Corp.	8,800	642,048
Laureate Education, Inc. *	31,300	455,415
On Assignment, Inc. *	29,400	1,578,192

		4,419,319

Communications - 1.5%
SBA Communications Corp. *	3,900	561,795
Shenandoah Telecommunications Co.	22,300	829,560

		1,391,355

Consumer Durables - 7.2%
Century Communities, Inc. *	23,500	580,450
Ethan Allen Interiors, Inc.	22,600	732,240
Snap-On, Inc.	8,500	1,266,585
Take-Two Interactive Software, Inc. *	20,300	2,075,269
Tenneco, Inc.	12,800	776,576
Thor Industries, Inc.	11,200	1,410,192

		6,841,312

Consumer Non-Durables - 0.6%
Pinnacle Foods, Inc.	10,200	583,134

Consumer Services - 6.1%
Cinemark Holdings, Inc.	25,200	912,492
Dunkin’ Brands Group, Inc.	31,000	1,645,480
Grand Canyon Education, Inc. *	7,500	681,150
Service Corp. International	28,600	986,700
Vail Resorts, Inc.	6,600	1,505,592

		5,731,414

Electronic Technology - 9.5%
Ambarella, Inc. *	5,600	274,456
Arista Networks, Inc. *	11,200	2,123,632
Ciena Corp. *	47,000	1,032,590
MACOM Tech Solutions Holdings, Inc. *	19,000	847,590
MKS Instruments, Inc.	15,750	1,487,588
Monolithic Power Systems, Inc.	9,200	980,260
Skyworks Solutions, Inc.	21,900	2,231,610

		8,977,726

Energy Minerals - 0.8%
Andeavor	7,331	756,193

Finance - 9.6%
Affiliated Managers Group, Inc.	6,100	1,157,963
East West Bancorp, Inc.	10,100	603,778
First Republic Bank/CA	18,900	1,974,294
Legg Mason, Inc.	26,600	1,045,646
PacWest Bancorp	19,100	964,741
Physicians Realty Trust	55,400	982,242
QTS Realty Trust, Inc.	9,000	471,240

Name of Issuer	Quantity	Fair Value ($)

SVB Financial Group *	6,400	1,197,376
Validus Holdings, Ltd.	14,000	688,940

		9,086,220

Health Services - 4.4%
Acadia Healthcare Co., Inc. *	19,700	940,872
Envision Healthcare Corp. *	11,800	530,410
Healthcare Services Group, Inc.	21,690	1,170,609
HealthSouth Corp.	16,450	762,458
Patterson Cos, Inc.	19,000	734,350

		4,138,699

Health Technology - 15.1%
Alexion Pharmaceuticals, Inc. *	4,500	631,305
Align Technology, Inc. *	6,800	1,266,636
Bio-Techne Corp.	5,400	652,806
Celgene Corp. *	6,500	947,830
Corcept Therapeutics, Inc. *	43,000	829,900
DBV Technologies SA *	13,400	568,696
Exact Sciences Corp. *	21,300	1,003,656
Halozyme Therapeutics, Inc. *	50,100	870,237
Ionis Pharmaceuticals, Inc. *	17,900	907,530
K2M Group Holdings, Inc. *	66,000	1,399,860
PerkinElmer, Inc.	8,400	579,348
Phibro Animal Health Corp.	36,400	1,348,620
Sarepta Therapeutics, Inc. *	23,700	1,075,032
STERIS, PLC	13,800	1,219,920
VWR Corp. *	22,600	748,286
West Pharmaceutical Services, Inc.	2,600	250,276

		14,299,938

Industrial Services - 5.1%
Advanced Disposal Services, Inc. *	25,300	637,307
EMCOR Group, Inc.	21,400	1,484,732
Waste Connections, Inc.	38,700	2,707,452

		4,829,491

Process Industries - 3.4%
Apogee Enterprises, Inc.	18,700	902,462
Domtar Corp.	15,800	685,562
Scotts Miracle-Gro Co.	16,800	1,635,312

		3,223,336

Producer Manufacturing - 9.3%
Anixter International, Inc. *	12,300	1,045,500
Crane Co.	15,800	1,263,842
Hubbell, Inc.	7,300	846,946
IDEX Corp.	8,100	983,907
Lincoln Electric Holdings, Inc.	9,600	880,128
MSA Safety, Inc.	8,800	699,688
Orbital ATK, Inc.	11,900	1,584,604

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Oshkosh Corp.	9,900	817,146
Watsco, Inc.	4,000	644,280

		8,766,041

Retail Trade - 3.5%
Big Lots, Inc.	3,400	182,138
Camping World Holdings, Inc.	33,550	1,366,827
Casey’s General Stores, Inc.	4,300	470,635
Ulta Beauty, Inc. *	5,950	1,345,057

		3,364,657

Technology Services - 13.0%
ANSYS, Inc. *	9,300	1,141,389
Aspen Technology, Inc. *	25,000	1,570,250
Blackbaud, Inc.	12,000	1,053,600
DST Systems, Inc.	21,800	1,196,384
Euronet Worldwide, Inc. *	18,300	1,734,657
GoDaddy, Inc. *	12,550	546,050
HubSpot, Inc. *	6,500	546,325
LogMeIn, Inc.	6,700	737,335
Paycom Software, Inc. *	15,600	1,169,376
PTC, Inc. *	19,300	1,086,204
Ultimate Software Group, Inc. *	8,000	1,516,800

		12,298,370

Name of Issuer	Quantity	Fair Value ($)

Transportation - 3.2%
Alaska Air Group, Inc.	16,200	1,235,574
Atlas Air Worldwide Holdings, Inc. *	9,600	631,680
Marten Transport, Ltd.	36,333	746,643
Ryder System, Inc.	4,800	405,840

		3,019,737

Utilities - 1.2%
Fortis, Inc.	12,107	433,067
Spire, Inc.	10,100	753,965

		1,187,032

Total Common Stocks (cost: $59,741,603)		92,913,974

Short-Term Securities - 2.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.91%	1,864,074	1,864,074

(cost: $1,864,074)
Total Investments in Securities - 100.2% (cost: $61,605,677)		94,778,048
Other Assets and Liabilities, net - (0.2%)		(162,291)

Total Net Assets - 100.0%		$94,615,757

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	92,913,974	—	—	92,913,974
Short-Term Securities	1,864,074	—	—	1,864,074

Total:	94,778,048	—	—	94,778,048

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit International Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.0%
Asia - 22.2%
Australia - 2.5%
Amcor, Ltd.	23,400	279,872
Rio Tinto, PLC, ADR	2,500	117,975
Westpac Banking Corp., ADR	8,300	209,326

		607,173

China/Hong Kong - 6.2%
AIA Group, Ltd.	32,200	238,386
Alibaba Group Holding, Ltd., ADR *	2,350	405,868
HSBC Holdings, PLC, ADR	7,025	347,105
Tencent Holdings, Ltd.	10,900	476,556

		1,467,915

Japan - 8.7%
Asics Corp.	12,900	192,398
Daicel Corp.	13,400	161,574
Keyence Corp.	600	319,121
Makita Corp.	4,200	169,515
Mitsubishi UFJ Financial Group, Inc., ADR	43,000	276,920
Nintendo Co., Ltd.	700	258,113
Secom Co., Ltd.	3,500	254,886
Suzuki Motor Corp.	8,400	440,875

		2,073,402

Singapore - 2.6%
Broadcom, Ltd.	1,600	388,064
DBS Group Holdings, Ltd.	15,600	240,147

		628,211

South Korea - 2.2%
Korea Electric Power Corp.	6,200	210,647
Samsung Electronics Co., Ltd., GDR	285	323,245

		533,892

Europe - 67.4%
Belgium - 1.4%
Anheuser-Busch InBev NV, ADR	2,870	342,391

Denmark - 1.0%
Danske Bank A/S	5,900	236,434

France - 10.6%
AXA SA	8,250	249,414
BNP Paribas SA	4,870	392,889
Dassault Systemes SA	3,225	326,280
DBV Technologies SA *	2,506	210,706
Ingenico Group SA	1,700	161,165
Safran SA	4,400	449,630
Schneider Electric SE	5,000	435,403
Unibail-Rodamco SE	1,265	307,827

		2,533,314

Name of Issuer	Quantity	Fair Value ($)

Germany - 5.3%
Allianz SE	2,000	449,171
Aurelius SE & Co.	4,160	273,564
Siemens AG	3,900	550,324

		1,273,059

Ireland - 1.8%
CRH, PLC, ADR	5,800	219,588
Medtronic, PLC	2,700	209,979

		429,567

Netherlands - 10.5%
ASML Holding NV	1,700	291,040
Galapagos NV *	3,725	379,717
ING Groep NV	34,900	643,285
Koninklijke Philips NV	6,500	267,800
LyondellBasell Industries NV	4,400	435,820
RELX NV	22,800	485,033

		2,502,695

Spain - 4.1%
Iberdrola SA	70,100	545,069
Industria de Diseno Textil SA	11,650	439,205

		984,274

Sweden - 2.1%
Hexagon AB	5,200	257,962
Nordea Bank AB	17,000	230,813

		488,775

Switzerland - 7.9%
Interroll Holding AG	120	172,995
Nestle SA	7,470	627,041
Novartis AG	4,650	398,853
Roche Holding AG	1,470	375,762
Zurich Insurance Group AG	1,020	311,691

		1,886,342

United Kingdom - 22.7%
Ashtead Group, PLC	12,600	303,962
ASOS, PLC *	4,275	341,469
Babcock International Group, PLC	25,300	280,615
BAE Systems, PLC	37,500	317,578
British American Tobacco, PLC	7,330	458,885
BT Group, PLC, ADR	5,800	111,592
Cineworld Group, PLC	19,900	180,765
Coca-Cola European Partners, PLC	5,400	224,748
Diageo, PLC, ADR	3,475	459,152
DS Smith, PLC	76,700	507,055
Greencore Group, PLC	39,900	104,962
Just Eat, PLC *	29,401	263,347
Prudential, PLC	12,200	291,952

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Reckitt Benckiser Group, PLC	5,375	491,103
Royal Dutch Shell, PLC, ADR - Class A	4,500	272,610
Royal Dutch Shell, PLC, ADR - Class B	3,700	231,398
STERIS, PLC	2,700	238,680
WPP, PLC	18,800	348,854

		5,428,727

North America - 6.4%
Canada - 4.2%
BCE, Inc.	3,700	173,271
Suncor Energy, Inc.	13,100	458,893
Waste Connections, Inc.	5,450	381,282

		1,013,446

United States - 2.2%
Euronet Worldwide, Inc. *	3,250	308,067
priceline.com, Inc. *	120	219,698

		527,765

Total Common Stocks (cost: $18,435,696)		22,957,382

Investment Companies - 1.2%
iShares MSCI India ETF	8,700	285,795

(cost: $258,887)
Short-Term Securities - 2.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.91%	586,171	586,171

(cost: $586,171)

Total Investments in Securities - 99.7% (cost: $19,280,754)		23,829,348
Other Assets and Liabilities, net - 0.3%		72,926

Total Net Assets - 100.0%		$23,902,274

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt .

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	20.9%
Consumer Non-Durables	12.1
Producer Manufacturing	11.0
Health Technology	7.6
Technology Services	6.7
Electronic Technology	6.2
Process Industries	5.8
Consumer Durables	4.8
Consumer Services	4.2
Energy Minerals	4.0
Utilities	3.2
Retail Trade	3.1
Commercial Services	2.2
Industrial Services	1.6
Non-Energy Minerals	1.4
Communications	1.2
Investment Companies	1.2
Short-Term Securities	2.5

99.7
Other Assets and Liabilities, net	0.3

100.0%

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	327,301	279,872	—	607,173
Belgium	342,391	—	—	342,391
Canada	1,013,446	—	—	1,013,446
China/Hong Kong	752,973	714,942	—	1,467,915
Denmark	—	236,434	—	236,434
France	—	2,533,314	—	2,533,314
Germany	273,564	999,495	—	1,273,059
Ireland	429,567	—	—	429,567
Japan	276,920	1,796,482	—	2,073,402
Netherlands	994,660	1,508,035	—	2,502,695
Singapore	388,064	240,147	—	628,211
South Korea	—	533,892	—	533,892
Spain	—	984,274	—	984,274
Sweden	—	488,775	—	488,775
Switzerland	172,995	1,713,347	—	1,886,342
United Kingdom	1,538,180	3,890,547	—	5,428,727
United States	527,765	—	—	527,765
Investment Companies	285,795	—	—	285,795
Short-Term Securities	586,171	—	—	586,171

Total:	7,909,792	15,919,556	—	23,829,348

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Developing Markets Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 91.5%
Africa/Middle East - 9.6%
Israel - 2.3%
NICE Systems, Ltd., ADR	3,400	276,454

South Africa - 7.3%
Bid Corp., Ltd.	7,600	170,595
Bidvest Group, Ltd.	9,775	124,662
Naspers, Ltd.	1,925	416,132
Sasol, Ltd., ADR	5,000	137,650

		849,039

Asia - 66.1%
Australia - 1.0%
Rio Tinto, PLC, ADR	2,475	116,795

China/Hong Kong - 34.5%
AIA Group, Ltd.	20,000	148,066
Alibaba Group Holding, Ltd., ADR *	3,000	518,130
Baidu, Inc., ADR *	700	173,383
China Construction Bank Corp.	320,000	267,345
China Life Insurance Co., Ltd., ADR	12,900	194,145
China Mengniu Dairy Co., Ltd.	63,000	176,723
China Mobile, Ltd., ADR	4,450	225,037
China Petroleum & Chemical Corp., ADR	2,800	212,128
CSPC Pharmaceutical Group, Ltd.	162,000	272,257
Ctrip.com International, Ltd., ADR *	3,700	195,138
ENN Energy Holdings, Ltd.	28,000	202,850
Hong Kong Exchanges & Clearing, Ltd.	2,900	78,323
JD.com, Inc., ADR *	5,750	219,650
TAL Education Group, ADR	16,500	556,215
Tencent Holdings, Ltd.	13,400	585,857

		4,025,247

India - 3.5%
HDFC Bank, Ltd., ADR	2,450	236,106
Tata Motors, Ltd., ADR *	5,625	175,908

		412,014

Indonesia - 1.3%
Astra International Tbk PT	258,500	151,767

Japan - 1.6%
Suzuki Motor Corp.	3,600	188,946

Singapore - 3.4%
Broadcom, Ltd.	775	187,968
DBS Group Holdings, Ltd.	13,500	207,820

		395,788

South Korea - 11.1%
CJ CGV Co., Ltd.	1,040	58,614
E-Mart Co., Inc.	790	144,108
Korea Electric Power Corp.	4,200	142,696
Medy-Tox, Inc.	400	173,344

Name of Issuer	Quantity	Fair Value ($)

Samsung Electronics Co., Ltd.	215	483,798
Shinhan Financial Group Co., Ltd.	6,700	296,129

		1,298,689

Taiwan - 7.1%
Cathay Financial Holding Co., Ltd.	82,086	130,812
Hon Hai Precision Industry Co., Ltd., GDR	27,148	190,036
President Chain Store Corp.	16,000	135,041
Taiwan Semiconductor Co.	37,482	268,463
Taiwan Semiconductor Co., ADR	2,800	105,140

		829,492

Thailand - 1.4%
Bangkok Bank PCL	28,100	164,551

Turkey - 1.2%
Kordsa Global Endustriyel Iplik A/S	70,000	139,884

Europe - 1.4%
Belgium - 1.4%
Anheuser-Busch InBev NV, ADR	1,350	161,055

Latin America - 10.2%
Brazil - 5.9%
Ambev SA, ADR	35,925	236,746
Banco Bradesco SA	12,076	134,138
Embraer SA, ADR	3,875	87,614
Qualicorp SA	19,000	225,086

		683,584

Chile - 2.5%
Banco Santander Chile, ADR	5,500	163,412
Geopark, Ltd. *	14,600	127,896

		291,308

Peru - 1.8%
Southern Copper Corp.	5,400	214,708

North America - 4.2%
Mexico - 1.3%
Alsea SAB de CV	41,100	151,625

United States - 2.9%
Laureate Education, Inc. *	9,650	140,408
Skyworks Solutions, Inc.	925	94,258
Tupperware Brands Corp.	1,575	97,366

		332,032

Total Common Stocks (cost: $7,898,382)		10,682,978

Investment Companies - 2.8%
iShares MSCI India ETF	10,000	328,500

(cost: $297,343)

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Developing Markets Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 6.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.91%	703,526	703,526

(cost: $703,526)
Total Investments in Securities - 100.3% (cost: $8,899,251)		11,715,004
Other Assets and Liabilities, net - (0.3%)		(34,308)

Total Net Assets - 100.0%		$11,680,696

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	17.3%
Electronic Technology	13.8
Retail Trade	13.1
Consumer Services	9.9
Technology Services	6.5
Consumer Non-Durables	4.9
Energy Minerals	4.1
Consumer Durables	4.0
Health Technology	3.8
Utilities	3.0
Non-Energy Minerals	2.8
Producer Manufacturing	2.1
Communications	1.9
Health Services	1.9
Process Industries	1.2
Commercial services	1.2
Short-Term Securities	6.0
Investment Companies	2.8

100.3
Other Assets and Liabilities, net	(0.3)

100.0%

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	116,795	—	—	116,795
Belgium	161,055	—	—	161,055
Brazil	683,584	—	—	683,584
Chile	291,308	—	—	291,308
China/Hong Kong	2,293,826	1,731,421	—	4,025,247
India	412,014	—	—	412,014
Indonesia	—	151,767	—	151,767
Israel	276,454	—	—	276,454
Japan	—	188,946	—	188,946
Mexico	151,625	—	—	151,625
Peru	214,708	—	—	214,708
Singapore	187,968	207,820	—	395,788
South Africa	308,245	540,794	—	849,039
South Korea	—	1,298,689	—	1,298,689
Taiwan	295,176	534,316	—	829,492
Thailand	—	164,551	—	164,551
Turkey	—	139,884	—	139,884
United States	332,032	—	—	332,032
Investment Companies	328,500	—	—	328,500
Short-Term Securities	703,526	—	—	703,526

Total:	6,756,816	4,958,188	—	11,715,004

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
22

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of September 30, 2017 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

23

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

(Continued)

At September 30, 2017, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced	$5,857,183	($156,973)	$5,700,210	$20,195,004
Dividend Growth	171,748,195	(9,817,169)	161,931,026	846,814,637
Global Dividend Growth	5,664,590	(375,687)	5,288,903	25,561,739
ESG Growth	807,565	(42,757)	764,808	4,416,870
Small Cap Dividend Growth	3,024,302	(233,746)	2,790,556	14,309,194
Small Cap Growth	33,477,657	(305,286)	33,172,371	61,605,677
International Growth	5,018,874	(470,280)	4,548,594	19,280,754
Developing Markets Growth	3,066,364	(250,611)	2,815,753	8,899,251

24

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:     /s/ Paul E. Rasmussen

           Paul Rasmussen

           Vice President and Treasurer

Date:  November 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Paul E. Rasmussen

           Paul Rasmussen

           Vice President and Treasurer

Date:  November 3, 2017

By:     /s/ Roger J. Sit

           Roger J. Sit

           Chairman

Date:  November 3, 2017